As filed with the Securities and Exchange Commission on  July 28, 1997


                                                                      File Nos.
                                                                      33-11780
                                                                      811-5023



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.           ( )

   Post-Effective Amendment No. 14       (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  17                             (X)

               TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT (Exact Name of Registrant as Specified in Charter)

             700 CENTRAL AVENUE, ST. PETERSBURG, FLORIDA 33701-3628 (Address of Depositor's Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (800)774-5001

    ROBERT W. SMITH, 700 CENTRAL AVENUE, ST. PETERSBURG, FLORIDA 33701-3628
              (Name and Address of Agent for Service of Process)



Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

   [X]  immediately  upon filing  pursuant to  paragraph  (b)
   [ ] on May 1, 1997 pursuant to  paragraph  (b)
   [ ] 60 days after  filing  pursuant to  paragraph (a)(1)
   [ ] on May 1, 1997  pursuant  to  paragraph  (a)(1)
   [ ] 75 days  after filing  pursuant to  paragraph  (a)(2)
   [ ] on (date)  pursuant  to  paragraph (a)(2)of Rule 485



      Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on February 28, 1997.


Incorporation of Previous Registration Statements By Reference

Except for the Items below, this registration statement (Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940) does not amend, supersede or delete any portion of the Registrant's most recent previous registration statement (Post-Effective Amendment No. 13 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940). See Letter to Registrants from Susan Nash, Assistant Director, Office of Insurance Products, November 7, 1997, Section III.A.2.

The Registrant and its Depositor, Templeton Funds Annuity Company, have not included any financial statements because they are relying on the Great-West Life and Annuity Insurance Company no-action letter (pub. avail. October 23,
1990), and are delivering financial statements to contract owners as required by that letter.

Item 24 (b)  Exhibits*

         10(i)    Power of Attorney
         10(ii)   Power of Attorney

*All other relevant exhibits have been previously filed and are incorporated herein by reference.

Item 32.  Undertakings

Templeton Funds Annuity Company hereby represents that the fees and charges deducted under the Templeton Funds Retirement Annuity contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Templeton Funds Annuity Company.

SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Mateo in the state of California on the 25th day of July, 1997.


              TEMPLETON IMMEDIATE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                         TEMPLETON FUNDS ANNUITY COMPANY
                                   (Depositor)


                           By: /s/ Richard P. Austin*
                                Richard P. Austin
                                    President



                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below on July 25, 1997 by the following persons in the capacities indicated:

     Signature                                Title


Louie N. Adcock, Jr.*                         Director

Thomas C. Banzhof*                            Chairman

Gordon W. Campbell*                           Vice Chairman and Director

Richard P. Austin*                            President and Director

David J. Tobin*                               Senior Vice President and
                                              Chief Operating Officer

/s/ Karen L. Skidmore                         Vice President
                                              and Secretary

Martin L. Flanagan*                           Director,  Treasurer



*By:/s/  Karen L. Skidmore
    Karen L. Skidmore
    as attorney-in-fact
*By Powers of Attorney  previously filed or filed herewith.